Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term investments
Balance as of beginning of the year		¥ 108,603	¥ 58,038
Investments made		4,894	56,500
Loss from equity method investments	$ (1,766)	(11,523)	(8,149)	¥ (2,652)
Less: Impairment		(15,908)
Less: Foreign currency translation adjustments		(1,066)	2,214
Subscription of private fund		36,600
Gross unrealized loss in accumulated other comprehensive income		(421)
Balance as of end of the year	$ 18,571	121,179	108,603	58,038
Cost Method
Long-term investments
Balance as of beginning of the year		85,000	35,000
Investments made			50,000
Balance as of end of the year		85,000	85,000	35,000
Equity Method
Long-term investments
Balance as of beginning of the year		23,603	23,038
Investments made		4,894	6,500
Loss from equity method investments		(11,523)	(8,149)
Less: Impairment		(15,908)
Less: Foreign currency translation adjustments		(1,066)	2,214
Balance as of end of the year			¥ 23,603	¥ 23,038
Available for sale investment
Long-term investments
Subscription of private fund		36,600
Gross unrealized loss in accumulated other comprehensive income		(421)
Balance as of end of the year		¥ 36,179